Employee Benefit Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plan
21.	EMPLOYEE BENEFIT PLAN
Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee b enefit
s were RMB209,930, RMB241,672 and RMB 228,137 for the years ended December 31, 2020, 2021 and 2022, respectively.